UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Emerging Markets Debt Opportunities Fund

Semiannual Report

January 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2021

Eaton Vance

Emerging Markets Debt Opportunities Fund

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	09/03/2015	02/04/2013	9.35%	6.93%	9.07%	4.50%
Class A with 4.75% Maximum Sales Charge	—	—	4.18	1.85	8.01	3.86
Class I at NAV	09/03/2015	02/04/2013	9.35	7.09	9.38	4.70
Class R6 at NAV	02/04/2013	02/04/2013	9.39	7.13	9.41	4.69

J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index	—	—	4.98%	3.50%	6.80%	2.47%

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6

Gross				1.28%	1.03%	0.98%
Net				1.15	0.90	0.85

Fund Profile

Asset Allocation (% of net assets)4

Foreign Currency Exposure (% of net assets)5

Egypt	10.0%

Ukraine	5.4

Turkey	4.5

Serbia	4.5

Indonesia	3.9

Uruguay	3.5

Colombia	3.4

Mexico	2.8

Uzbekistan	2.6

China	1.8

Georgia	1.7

Other	3.4	*

Euro	–2.4

Total Long	47.5

Total Short	–2.4

Total Net	45.1

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Endnotes and Additional Disclosures

[1]

J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index is a blended index comprised of 25% J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified, 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, and 50% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged). J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified is an unmanaged index of USD-denominated emerging market corporate bonds. J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

Effective February 15, 2019, the Fund changed its primary benchmark to J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index because the investment adviser believes it is a more appropriate benchmark for the Fund.

[2]

Total Returns at net asset value (NAV) do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A and Class I is linked to Class R6. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective April 1, 2021, the portfolio management team for the Fund will be John R. Baur and Michael A. Cirami.

3

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 – January 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/20)	Ending Account Value (1/31/21)	Expenses Paid During Period* (8/1/20 – 1/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,093.50	$6.02	1.14%
Class I	$1,000.00	$1,093.50	$4.70	0.89%
Class R6	$1,000.00	$1,093.90	$4.43	0.84%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.80	1.14%
Class I	$1,000.00	$1,020.70	$4.53	0.89%
Class R6	$1,000.00	$1,021.00	$4.28	0.84%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2020.

4

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited)

Convertible Bonds — 1.9%
Security		Principal Amount (000’s omitted)	Value

Bermuda — 1.9%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	14,946	$14,142,652

Total Bermuda			$14,142,652

Total Convertible Bonds (identified cost $13,211,785)			$14,142,652

Foreign Corporate Bonds — 18.1%
Security		Principal Amount (000’s omitted)	Value

Argentina — 1.9%

Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(2)	USD	1,250	$868,734

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(3)	USD	2,999	2,552,473

Telecom Argentina S.A., 8.50%, 8/6/25(3)	USD	2,820	2,511,563

Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(3)	USD	2,927	2,567,242

YPF S.A., 6.95%, 7/21/27(3)	USD	750	462,255

YPF S.A., 8.50%, 3/23/21(3)	USD	2,600	2,402,010

YPF S.A., 8.50%, 3/23/25(3)	USD	1,574	1,294,615

YPF S.A., 8.50%, 7/28/25(3)	USD	2,674	1,810,833

Total Argentina			$14,469,725

Armenia — 1.0%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(3)	USD	7,256	$7,219,720

Total Armenia			$7,219,720

Belarus — 0.2%

Eurotorg LLC Via Bonitron DAC, 9.00%, 10/22/25(3)	USD	1,480	$1,605,800

Total Belarus			$1,605,800

Brazil — 2.7%

Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(3)	USD	3,140	$3,167,475

Braskem Netherlands Finance BV, 4.50%, 1/31/30(3)	USD	4,412	4,490,269

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(3)	USD	3,288	3,164,829

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(1)	USD	539	519,043

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	7,276	8,767,726

Total Brazil			$20,109,342

Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.1%

Eurohold Bulgaria AD, 6.50%, 12/7/22(3)	EUR	500	$578,274

Total Bulgaria			$578,274

Colombia — 0.3%

Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(3)	USD	2,282	$1,590,554

Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	USD	632	440,504

Total Colombia			$2,031,058

El Salvador — 0.4%

AES El Salvador Trust II, 6.75%, 3/28/23(3)	USD	2,915	$2,797,482

Total El Salvador			$2,797,482

Georgia — 0.5%

Georgia Capital JSC, 6.125%, 3/9/24(3)	USD	2,936	$2,987,967

Georgia Capital JSC, 6.125%, 3/9/24(1)	USD	324	329,735

Silknet JSC, 11.00%, 4/2/24(3)	USD	508	554,812

Total Georgia			$3,872,514

Indonesia — 1.1%

Alam Sutera Realty Tbk PT, 6.00%, 5/2/24	USD	962	$738,342

Alam Sutera Realty Tbk PT, 6.25%, 11/2/25(3)	USD	3,737	2,718,424

Bayan Resources Tbk PT, 6.125%, 1/24/23(3)	USD	4,555	4,672,074

Total Indonesia			$8,128,840

Mexico — 2.6%

Braskem Idesa SAPI, 7.45%, 11/15/29(3)	USD	10,731	$10,516,380

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(3)	USD	4,595	3,431,937

Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,600	4,900,784

Petroleos Mexicanos, 7.19%, 9/12/24(1)	MXN	1,420	63,519

Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	20,477

Total Mexico			$18,933,097

Moldova — 0.7%

Aragvi Finance International DAC, 12.00%, 4/9/24(3)	USD	4,650	$5,126,625

Total Moldova			$5,126,625

Paraguay — 1.2%

Banco Continental SAE, 2.75%, 12/10/25(3)	USD	711	$707,445

Frigorifico Concepcion S.A., 10.25%, 1/29/25(3)	USD	4,250	4,167,125

Frigorifico Concepcion S.A., 10.25%, 1/29/25(3)	USD	3,000	2,941,500

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Paraguay (continued)

Frigorifico Concepcion S.A., 10.25%, 1/29/25(3)	USD	935	$916,767

Total Paraguay			$8,732,837

Peru — 0.9%

Auna S.A., 6.50%, 11/20/25(3)	USD	1,871	$1,966,889

Telefonica del Peru SAA, 7.375%, 4/10/27(3)	PEN	15,500	4,505,814

Total Peru			$6,472,703

Saint Lucia — 0.6%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(3)	USD	4,409	$4,601,894

Total Saint Lucia			$4,601,894

Saudi Arabia — 0.6%

Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(3)	USD	1,750	$1,753,150

Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 2/26/27(3)	USD	2,750	2,745,834

Total Saudi Arabia			$4,498,984

Singapore — 1.3%

Puma International Financing S.A., 5.00%, 1/24/26(3)	USD	5,474	$5,289,252

TBLA International Pte Ltd., 7.00%, 1/24/23(3)	USD	4,429	4,464,432

Total Singapore			$9,753,684

Turkey — 0.6%

Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(3)	USD	4,135	$4,495,241

Total Turkey			$4,495,241

Ukraine — 1.2%

Metinvest BV, 5.625%, 6/17/25(3)	EUR	5,038	$6,342,765

Metinvest BV, 8.50%, 4/23/26(3)	USD	2,094	2,340,150

Total Ukraine			$8,682,915

Uzbekistan — 0.2%

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(3)	UZS	15,000,000	$1,416,869

Total Uzbekistan			$1,416,869

Total Foreign Corporate Bonds (identified cost $127,626,175)			$133,527,604

Foreign Government Bonds — 46.9%
Security		Principal Amount (000’s omitted)	Value

Bahrain — 2.4%

CBB International Sukuk Programme Co., 6.25%, 11/14/24(3)	USD	1,645	$1,820,554

Kingdom of Bahrain, 5.45%, 9/16/32(3)	USD	598	608,906

Kingdom of Bahrain, 5.625%, 9/30/31(3)	USD	311	320,386

Kingdom of Bahrain, 6.00%, 9/19/44(3)	USD	2,484	2,464,039

Kingdom of Bahrain, 6.25%, 1/25/51(3)	USD	3,020	2,993,575

Kingdom of Bahrain, 6.75%, 9/20/29(3)	USD	1,350	1,524,772

Kingdom of Bahrain, 7.00%, 1/26/26(3)	USD	269	312,012

Kingdom of Bahrain, 7.375%, 5/14/30(3)	USD	2,475	2,875,653

Kingdom of Bahrain, 7.50%, 9/20/47(3)	USD	4,424	4,997,218

Total Bahrain			$17,917,115

Barbados — 0.4%

Government of Barbados, 6.50%, 10/1/29(1)	USD	1,704	$1,721,343

Government of Barbados, 6.50%, 10/1/29(3)	USD	1,000	1,010,000

Total Barbados			$2,731,343

Belarus — 0.2%

Republic of Belarus, 5.875%, 2/24/26(3)	USD	1,410	$1,448,782

Total Belarus			$1,448,782

Benin — 1.7%

Benin Government International Bond, 6.875%, 1/19/52(3)	EUR	9,806	$12,594,364

Total Benin			$12,594,364

Bosnia and Herzegovina — 0.0%(4)

Republic of Srpska, 1.50%, 10/30/23	BAM	146	$90,455

Republic of Srpska, 1.50%, 6/9/25	BAM	49	29,912

Republic of Srpska, 1.50%, 9/25/26	BAM	253	156,249

Total Bosnia and Herzegovina			$276,616

China — 2.2%

China Government Bond, 2.68%, 5/21/30	CNY	110,920	$16,397,655

Total China			$16,397,655

Dominican Republic — 2.1%

Dominican Republic, 5.875%, 1/30/60(3)	USD	11,208	$11,790,816

Dominican Republic, 6.85%, 1/27/45(3)	USD	2,455	2,903,037

Dominican Republic, 7.45%, 4/30/44(3)	USD	627	790,334

Total Dominican Republic			$15,484,187

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Ecuador — 0.2%

Republic of Ecuador, 0.50% to 7/31/21, 7/31/40(3)(5)	USD	3,065	$1,041,998

Republic of Ecuador, 0.50% to 7/31/21, 7/31/40(3)(5)	USD	1,159	397,029

Total Ecuador			$1,439,027

Georgia — 0.9%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	6,558	$1,924,540

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	1,487	443,198

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	895	273,674

Georgia Treasury Bond, 9.125%, 5/30/25	GEL	4,846	1,524,646

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	4,098	1,267,103

Republic of Georgia, 6.875%, 4/12/21(3)	USD	830	838,934

Total Georgia			$6,272,095

Indonesia — 4.6%

Indonesia Government Bond, 6.50%, 2/15/31	IDR	171,435,000	$12,470,888

Indonesia Government Bond, 7.50%, 4/15/40	IDR	234,915,000	17,920,013

Indonesia Government Bond, 8.375%, 4/15/39	IDR	8,234,000	671,549

Indonesia Government International Bond, 3.85%, 10/15/30	USD	1,360	1,574,288

Indonesia Government International Bond, 4.20%, 10/15/50	USD	1,100	1,320,842

Total Indonesia			$33,957,580

Ivory Coast — 2.8%

Ivory Coast Government International Bond, 4.875%, 1/30/32(3)	EUR	3,579	$4,481,193

Ivory Coast Government International Bond, 5.25%, 3/22/30(3)	EUR	1,511	1,959,463

Ivory Coast Government International Bond, 6.625%, 3/22/48(3)	EUR	7,936	10,475,826

Ivory Coast Government International Bond, 6.875%, 10/17/40(3)	EUR	2,759	3,777,655

Total Ivory Coast			$20,694,137

Jordan — 1.9%

Jordan Government International Bond, 5.85%, 7/7/30(3)	USD	584	$643,548

Jordan Government International Bond, 7.375%, 10/10/47(3)	USD	11,964	13,666,058

Total Jordan			$14,309,606

Kenya — 0.3%

Republic of Kenya, 7.25%, 2/28/28(3)	USD	1,738	$1,948,175

Total Kenya			$1,948,175

Security		Principal Amount (000’s omitted)	Value

Lebanon — 0.3%

Lebanese Republic, 6.25%, 11/4/24(3)(6)	USD	894	$117,100

Lebanese Republic, 6.25%, 6/12/25(3)(6)	USD	143	18,899

Lebanese Republic, 6.40%, 5/26/23(6)	USD	880	115,425

Lebanese Republic, 6.65%, 4/22/24(3)(6)	USD	3,617	478,168

Lebanese Republic, 6.65%, 11/3/28(3)(6)	USD	4,831	647,325

Lebanese Republic, 6.75%, 11/29/27(3)(6)	USD	29	3,777

Lebanese Republic, 6.85%, 3/23/27(3)(6)	USD	2,707	359,815

Lebanese Republic, 6.85%, 5/25/29(6)	USD	1,104	147,373

Lebanese Republic, 7.00%, 12/3/24(6)	USD	369	48,307

Lebanese Republic, 7.00%, 3/20/28(3)(6)	USD	1,314	174,959

Lebanese Republic, 7.05%, 11/2/35(3)(6)	USD	564	74,818

Lebanese Republic, 7.15%, 11/20/31(3)(6)	USD	226	29,764

Lebanese Republic, 8.20%, 5/17/33(6)	USD	77	10,362

Lebanese Republic, 8.25%, 5/17/34(6)	USD	65	8,558

Total Lebanon			$2,234,650

Mexico — 0.4%

Mexican Bonos, 8.50%, 5/31/29	MXN	47,000	$2,801,062

Total Mexico			$2,801,062

Mongolia — 0.1%

Mongolia Government International Bond, 5.125%, 4/7/26(3)	USD	372	$398,940

Total Mongolia			$398,940

Oman — 0.1%

Oman Government International Bond, 3.625%, 6/15/21(3)	USD	900	$904,765

Total Oman			$904,765

Philippines — 2.0%

Republic of the Philippines, 2.95%, 5/5/45	USD	14,290	$14,837,014

Total Philippines			$14,837,014

Romania — 8.2%

Romania Government International Bond, 2.625%, 12/2/40(3)	EUR	1,560	$1,979,445

Romania Government International Bond, 3.375%, 1/28/50(3)	EUR	15,101	20,691,051

Romania Government International Bond, 3.624%, 5/26/30(3)	EUR	3,395	4,913,710

Romania Government International Bond, 4.625%, 4/3/49(3)	EUR	20,314	33,133,581

Total Romania			$60,717,787

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Rwanda — 0.0%(4)

Republic of Rwanda, 6.625%, 5/2/23(3)	USD	221	$234,980

Total Rwanda			$234,980

Serbia — 4.3%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	1,383,250	$15,779,198

Serbia Treasury Bond, 4.50%, 8/20/32	RSD	1,040,610	11,941,946

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	340,620	4,248,860

Total Serbia			$31,970,004

Seychelles — 0.0%(4)

Republic of Seychelles, 8.00%, 1/1/26(3)	USD	178	$169,512

Total Seychelles			$169,512

Suriname — 1.4%

Republic of Suriname, 9.25%, 10/26/26(3)	USD	15,428	$10,131,568

Total Suriname			$10,131,568

Turkey — 0.1%

Republic of Turkey, 5.125%, 3/25/22	USD	810	$830,786

Total Turkey			$830,786

Ukraine — 7.4%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(3)(7)	USD	6,222	$7,045,295

Ukraine Government International Bond, 9.79%, 5/26/27	UAH	104,974	3,279,309

Ukraine Government International Bond, 9.84%, 2/15/23	UAH	26,000	887,050

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	282,575	9,586,756

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	856,594	33,775,931

Total Ukraine			$54,574,341

United Arab Emirates — 1.0%

Abu Dhabi Government International Bond, 3.125%, 9/30/49(3)	USD	6,635	$6,973,252

Total United Arab Emirates			$6,973,252

Uruguay — 1.7%

Republic of Uruguay, 3.875%, 7/2/40(8)	UYU	453,610	$12,647,915

Total Uruguay			$12,647,915

Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 0.0%(4)

Republic of Uzbekistan Bond, 14.50%, 11/25/23(3)	UZS	2,500,000	$237,407

Total Uzbekistan			$237,407

Zambia — 0.2%

Republic of Zambia, 5.375%, 9/20/22(3)	USD	2,174	$1,124,660

Republic of Zambia, 8.50%, 4/14/24(3)	USD	399	214,482

Republic of Zambia, 8.97%, 7/30/27(3)	USD	399	210,482

Total Zambia			$1,549,624

Total Foreign Government Bonds (identified cost $332,526,518)			$346,684,289

Loan Participation Notes — 2.3%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 2.3%

Daryo Finance BV (borrower — Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(2)(3)(9)	UZS	75,715,000	$7,422,179

Europe Asia Investment Finance BV (borrower — Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(2)(3)(9)	UZS	99,513,000	9,708,264

Total Uzbekistan			$17,130,443

Total Loan Participation Notes (identified cost $17,467,219)			$17,130,443

Sovereign Loans — 1.4%
Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.0%(4)

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.06%, (6 mo. USD LIBOR + 3.75%), Maturing August 2, 2021(10)(11)	USD	44	$44,399

Total Ethiopia			$44,399

Kenya — 0.3%

Government of Kenya, Term Loan, 6.71%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(11)	USD	2,543	$2,564,093

Total Kenya			$2,564,093

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower		Principal Amount (000’s omitted)	Value

Macedonia — 0.1%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(10)(11)	EUR	400	$485,157

Total Macedonia			$485,157

Nigeria — 0.8%

Bank of Industry Limited, Term Loan, 6.22%, (3 mo. USD LIBOR + 6.00%), Maturing December 14, 2023(10)(11)	USD	6,160	$6,230,132

Total Nigeria			$6,230,132

Tanzania — 0.2%

Government of the United Republic of Tanzania, Term Loan, 5.46%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(11)	USD	311	$314,024

Government of the United Republic of Tanzania, Term Loan, 5.46%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(11)	USD	1,000	1,008,278

Total Tanzania			$1,322,302

Total Sovereign Loans (identified cost $10,480,228)			$10,646,083

Short-Term Investments — 23.4%

Foreign Government Securities — 9.3%
Security		Principal Amount (000’s omitted)	Value

Egypt — 7.5%

Egypt Treasury Bill, 0.00%, 3/16/21	EGP	20,225	$1,276,419

Egypt Treasury Bill, 0.00%, 3/23/21	EGP	138,525	8,729,813

Egypt Treasury Bill, 0.00%, 3/23/21	EGP	28,325	1,785,035

Egypt Treasury Bill, 0.00%, 4/6/21	EGP	59,450	3,738,472

Egypt Treasury Bill, 0.00%, 4/27/21	EGP	24,000	1,488,557

Egypt Treasury Bill, 0.00%, 5/18/21	EGP	46,350	2,852,872

Egypt Treasury Bill, 0.00%, 5/25/21	EGP	20,600	1,261,452

Egypt Treasury Bill, 0.00%, 6/1/21	EGP	23,750	1,455,582

Egypt Treasury Bill, 0.00%, 6/8/21	EGP	16,200	987,292

Egypt Treasury Bill, 0.00%, 6/29/21	EGP	23,000	1,395,210

Egypt Treasury Bill, 0.00%, 7/6/21	EGP	137,850	8,347,754

Egypt Treasury Bill, 0.00%, 7/13/21	EGP	144,550	8,732,521

Egypt Treasury Bill, 0.00%, 8/3/21	EGP	110,675	6,637,042

Egypt Treasury Bill, 0.00%, 9/21/21	EGP	30,050	1,771,555

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)

Egypt Treasury Bill, 0.00%, 9/28/21	EGP	30,275	$1,780,768

Egypt Treasury Bill, 0.00%, 10/12/21	EGP	59,975	3,511,796

Total Egypt			$55,752,140

Georgia — 0.8%

Georgia Treasury Bill, 0.00%, 2/11/21	GEL	2,824	$853,420

Georgia Treasury Bill, 0.00%, 4/8/21	GEL	202	60,313

Georgia Treasury Bill, 0.00%, 5/13/21	GEL	2,741	811,767

Georgia Treasury Bill, 0.00%, 6/3/21	GEL	363	106,901

Georgia Treasury Bill, 0.00%, 8/12/21	GEL	960	279,099

Georgia Treasury Bill, 0.00%, 10/14/21	GEL	6,042	1,732,272

Georgia Treasury Bill, 0.00%, 11/11/21	GEL	5,818	1,661,467

Georgia Treasury Bill, 0.00%, 12/9/21	GEL	486	137,769

Total Georgia			$5,643,008

Uruguay — 1.0%

Uruguay Monetary Regulation Bill, 0.00%, 10/20/21	UYU	39,300	$885,644

Uruguay Monetary Regulation Bill, 0.00%, 12/3/21	UYU	232,290	5,189,507

Uruguay Monetary Regulation Bill, 0.00%, 1/7/22	UYU	75,500	1,674,666

Total Uruguay			$7,749,817

Total Foreign Government Securities (identified cost $69,056,887)			$69,144,965

U.S. Treasury Obligations — 0.1%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.06%, 2/4/21(12)		$235	$235,000

U.S. Treasury Bill, 0.07%, 2/11/21(12)		215	214,998

Total U.S. Treasury Obligations (identified cost $449,995)			$449,998

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Other — 14.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	103,235,282	$103,235,282

Total Other (identified cost $103,235,282)		$103,235,282

Total Short-Term Investments (identified cost $172,742,164)		$172,830,245

Total Purchased Swaptions — 0.0%(4) (identified cost $261,794)		$240,891

Total Investments — 94.0% (identified cost $674,315,883)		$695,202,207

Other Assets, Less Liabilities — 6.0%		$44,531,103

Net Assets — 100.0%		$739,733,310

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $3,942,878 or 0.5% of the Fund’s net assets.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $311,961,265 or 42.2% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Step coupon security. Interest rate represents the rate in effect at January 31, 2021.

(6)	Issuer is in default with respect to interest payments.

(7)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(8)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(9)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Purchased Interest Rate Swaptions — 0.0%(4)

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR JIBAR Rate and receive 5.73%	JPMorgan Chase Bank, N.A.	$24,860,000	12/15/21	$36,252

Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR JIBAR Rate and receive 5.70%	Bank of America, N.A.	30,530,000	1/7/22	41,614

Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR JIBAR Rate and receive 5.70%	Bank of America, N.A.	15,260,000	1/10/22	20,712

Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR JIBAR Rate and receive 5.70%	JPMorgan Chase Bank, N.A.	60,100,000	1/12/22	81,336

Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR JIBAR Rate and receive 5.73%	JPMorgan Chase Bank, N.A.	16,786,000	1/17/22	23,362

Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR JIBAR Rate and receive 5.74%	Bank of America, N.A.	27,108,000	1/27/22	37,615

Total				$240,891

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	3,980,000	USD	4,838,613	2/2/21	$(8,686)

EUR	8,524,757	USD	10,356,727	2/2/21	(11,513)

EUR	30,000,000	USD	36,447,001	2/2/21	(40,515)

EUR	51,237,056	USD	62,247,900	2/2/21	(69,196)

USD	62,731,983	EUR	51,237,056	2/2/21	553,278

USD	36,912,870	EUR	30,000,000	2/2/21	506,384

USD	10,363,850	EUR	8,524,757	2/2/21	18,635

USD	4,835,302	EUR	3,980,000	2/2/21	5,375

COP	23,928,800,000	USD	6,136,836	2/4/21	567,393

COP	10,042,000,000	USD	2,765,248	2/4/21	48,260

COP	4,445,000,000	USD	1,257,732	2/4/21	(12,358)

COP	2,600,000,000	USD	757,192	2/4/21	(28,739)

COP	18,700,000,000	USD	5,341,270	2/4/21	(102,014)

PEN	2,500,000	USD	683,938	2/4/21	3,301

PEN	1,220,851	USD	333,038	2/4/21	2,569

PEN	457,521	USD	126,488	2/4/21	(717)

PEN	2,200,000	USD	606,930	2/4/21	(2,159)

PEN	2,000,000	USD	554,524	2/4/21	(4,732)

PEN	1,750,000	USD	485,929	2/4/21	(4,862)

PEN	10,665,006	USD	2,948,480	2/4/21	(16,715)

PEN	10,746,382	USD	2,970,977	2/4/21	(16,843)

PEN	11,600,000	USD	3,209,296	2/4/21	(20,505)

USD	2,536,689	PEN	9,144,763	2/4/21	22,832

USD	2,952,087	PEN	10,665,006	2/4/21	20,323

USD	2,111,772	PEN	7,633,000	2/4/21	13,493

USD	1,164,868	PEN	4,202,611	2/4/21	9,588

USD	582,434	PEN	2,101,306	2/4/21	4,794

USD	464,344	PEN	1,678,371	2/4/21	2,967

USD	589,888	PEN	2,141,646	2/4/21	1,158

INR	151,002,887	USD	2,035,902	2/8/21	33,813

INR	77,000,000	USD	1,042,160	2/8/21	13,237

USD	380,361	RUB	28,269,000	2/16/21	7,210

USD	236,739	RUB	17,594,800	2/16/21	4,488

IDR	249,396,000	USD	17,392	2/17/21	349

USD	1,557,191	IDR	22,000,000,000	2/17/21	(7,759)

USD	1,416,770	IDR	20,316,480,000	2/17/21	(28,425)

IDR	124,948,138,860	USD	8,760,913	2/22/21	122,046

IDR	17,500,000,000	USD	1,251,341	2/22/21	(7,210)

USD	405,656	IDR	5,757,885,000	2/22/21	(3,690)

USD	2,815,663	IDR	39,965,525,000	2/22/21	(25,612)

USD	2,857,411	IDR	40,580,956,603	2/22/21	(27,617)

EUR	3,980,000	USD	4,838,117	3/2/21	(8,190)

USD	98,752,349	EUR	81,237,056	3/2/21	107,043

USD	10,362,756	EUR	8,524,757	3/2/21	11,233

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	146,897,113	USD	1,975,565	3/9/21	$29,381

INR	50,000,000	USD	680,559	3/9/21	1,873

INR	47,000,000	USD	641,463	3/9/21	23

COP	2,000,000,000	USD	570,520	3/17/21	(11,013)

COP	1,651,800,000	USD	475,032	3/17/21	(12,935)

COP	2,700,000,000	USD	771,713	3/17/21	(16,378)

COP	5,221,900,000	USD	1,488,875	3/17/21	(28,029)

COP	3,283,700,000	USD	950,420	3/17/21	(31,793)

COP	13,299,030,000	USD	3,836,369	3/17/21	(115,918)

MXN	24,363,000	USD	1,222,208	3/17/21	(39,131)

MXN	250,179,000	USD	12,550,681	3/17/21	(401,887)

USD	2,599,480	MXN	51,816,993	3/17/21	83,226

USD	759,082	MXN	15,131,232	3/17/21	24,303

IDR	22,884,857,447	USD	1,607,421	3/22/21	14,515

IDR	10,330,000,000	USD	731,276	3/22/21	850

USD	3,701,944	IDR	52,704,579,741	3/22/21	(33,428)

USD	7,837,288	IDR	111,579,471,304	3/22/21	(70,770)

IDR	74,782,861,140	USD	5,242,402	4/19/21	41,111

IDR	40,000,000,000	USD	2,807,825	4/19/21	18,230

USD	1,001,528	IDR	14,286,797,373	4/19/21	(7,854)

USD	2,818,941	IDR	40,175,543,415	4/19/21	(19,517)

					$1,056,571

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,279,163	USD	1,553,902	Standard Chartered Bank	2/2/21	$—	$(1,575)

MYR	2,313,126	USD	572,981	Barclays Bank PLC	2/2/21	—	(780)

MYR	3,500,000	USD	865,437	Credit Agricole Corporate and Investment Bank	2/2/21	364	—

MYR	2,313,126	USD	571,961	Credit Agricole Corporate and Investment Bank	2/2/21	241	—

MYR	3,500,000	USD	845,615	Goldman Sachs International	2/2/21	20,186	—

USD	1,579,046	EUR	1,279,163	Bank of America, N.A.	2/2/21	26,718	—

USD	571,961	MYR	2,313,126	Barclays Bank PLC	2/2/21	—	(241)

USD	571,566	MYR	2,313,126	Credit Agricole Corporate and Investment Bank	2/2/21	—	(636)

USD	864,838	MYR	3,500,000	Credit Agricole Corporate and Investment Bank	2/2/21	—	(963)

USD	865,437	MYR	3,500,000	Goldman Sachs International	2/2/21	—	(364)

CNH	2,784,566	USD	427,510	Barclays Bank PLC	2/5/21	4,312	—

CNH	1,607,717	USD	246,316	Citibank, N.A.	2/5/21	3,004	—

CNH	1,607,717	USD	246,508	Citibank, N.A.	2/5/21	2,813	—

USD	3,381,939	EUR	2,781,893	Morgan Stanley & Co. International PLC	2/5/21	5,759	—

EUR	44,609,881	USD	54,969,187	Standard Chartered Bank	2/8/21	—	(826,005)

TRY	14,767,000	USD	1,988,666	Standard Chartered Bank	2/8/21	23,883	—

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,023,663	EUR	829,134	Bank of America, N.A.	2/8/21	$17,340	$—

USD	1,676,510	EUR	1,389,425	BNP Paribas	2/8/21	—	(9,840)

USD	948,998	EUR	779,994	HSBC Bank USA, N.A.	2/8/21	2,316	—

USD	2,075,600	EUR	1,719,642	JPMorgan Chase Bank, N.A.	2/8/21	—	(11,537)

USD	642,779	EUR	530,467	Morgan Stanley & Co. International PLC	2/8/21	—	(1,051)

USD	2,073,604	EUR	1,713,167	Morgan Stanley & Co. International PLC	2/8/21	—	(5,674)

USD	5,879,943	EUR	4,857,441	Morgan Stanley & Co. International PLC	2/8/21	—	(15,553)

USD	26,143,909	EUR	21,216,917	Standard Chartered Bank	2/8/21	392,857	—

USD	19,104,904	EUR	15,504,459	Standard Chartered Bank	2/8/21	287,084	—

USD	4,473,457	EUR	3,630,404	Standard Chartered Bank	2/8/21	67,221	—

USD	4,248,153	EUR	3,447,561	Standard Chartered Bank	2/8/21	63,836	—

USD	1,242,157	EUR	1,008,064	Standard Chartered Bank	2/8/21	18,666	—

USD	616,110	EUR	500,000	Standard Chartered Bank	2/8/21	9,258	—

USD	449,021	EUR	364,400	Standard Chartered Bank	2/8/21	6,747	—

USD	279,934	EUR	227,179	Standard Chartered Bank	2/8/21	4,207	—

USD	1,554,098	EUR	1,279,163	Standard Chartered Bank	2/8/21	1,573	—

USD	1,239,184	EUR	1,020,699	Standard Chartered Bank	2/8/21	358	—

USD	1,753,654	EUR	1,448,424	Standard Chartered Bank	2/8/21	—	(4,304)

USD	2,112,121	EUR	1,724,759	UBS AG	2/8/21	18,774	—

USD	463,390	EUR	380,688	UBS AG	2/8/21	1,347	—

USD	2,966,448	EUR	2,450,000	UBS AG	2/8/21	—	(7,127)

USD	3,814,004	EUR	3,150,000	UBS AG	2/8/21	—	(9,163)

CNH	38,350,000	USD	5,747,419	Standard Chartered Bank	2/9/21	197,764	—

CNH	7,450,000	USD	1,141,652	UBS AG	2/9/21	13,279	—

EGP	87,371,000	USD	5,477,806	Goldman Sachs International	2/9/21	71,929	—

EGP	92,629,000	USD	5,811,104	HSBC Bank USA, N.A.	2/9/21	72,614	—

USD	2,813,929	UAH	80,000,000	BNP Paribas	2/9/21	—	(25,165)

USD	1,214,157	UAH	34,992,000	BNP Paribas	2/9/21	—	(27,663)

THB	160,000,000	USD	5,255,421	Standard Chartered Bank	2/16/21	90,118	—

THB	33,500,000	USD	1,108,849	Standard Chartered Bank	2/16/21	10,373	—

THB	73,443,643	USD	2,447,714	Standard Chartered Bank	2/16/21	6,011	—

THB	29,837,066	USD	994,403	Standard Chartered Bank	2/16/21	2,442	—

THB	41,500,000	USD	1,387,739	Standard Chartered Bank	2/16/21	—	(1,240)

USD	6,837,888	THB	206,334,932	Standard Chartered Bank	2/16/21	—	(55,683)

CNH	9,150,000	USD	1,404,798	Citibank, N.A.	2/18/21	12,700	—

CNH	8,300,000	USD	1,276,502	Citibank, N.A.	2/18/21	9,316	—

CNH	30,500,000	USD	4,581,815	Standard Chartered Bank	2/18/21	143,178	—

USD	3,401,768	CNH	22,137,004	BNP Paribas	2/18/21	—	(27,648)

MYR	2,150,000	USD	530,079	BNP Paribas	2/22/21	—	(93)

MYR	3,740,336	USD	926,743	BNP Paribas	2/22/21	—	(4,732)

USD	1,436,072	MYR	5,890,336	BNP Paribas	2/22/21	—	(15,925)

MXN	42,500,000	USD	2,095,668	Bank of America, N.A.	2/25/21	—	(27,350)

MXN	53,000,000	USD	2,676,513	Bank of America, N.A.	2/25/21	—	(97,198)

USD	516,250	UAH	15,090,000	BNP Paribas	2/26/21	—	(17,060)

USD	570,031	UAH	16,662,000	BNP Paribas	2/26/21	—	(18,837)

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MYR	2,313,126	USD	570,790	Credit Agricole Corporate and Investment Bank	3/2/21	$—	$(754)

MYR	3,500,000	USD	863,664	Credit Agricole Corporate and Investment Bank	3/2/21	—	(1,140)

MYR	13,500,000	USD	3,312,071	Goldman Sachs International	3/2/21	14,808	—

MYR	1,500,000	USD	367,107	Goldman Sachs International	3/2/21	2,546	—

CNH	2,748,424	USD	418,571	Citibank, N.A.	3/9/21	6,623	—

CNH	2,251,576	USD	343,082	Goldman Sachs International	3/9/21	5,248	—

USD	1,566,852	UAH	45,000,000	Bank of America, N.A.	3/10/21	—	(18,725)

MYR	5,200,000	USD	1,282,526	Goldman Sachs International	3/11/21	—	(1,374)

USD	736,467	MYR	3,000,000	State Street Bank and Trust Company	3/11/21	—	(2,658)

USD	12,761,450	CNH	83,881,649	UBS AG	3/15/21	—	(210,323)

THB	40,000,000	USD	1,341,247	Standard Chartered Bank	3/16/21	—	(4,969)

USD	3,905,196	THB	117,905,675	Standard Chartered Bank	3/16/21	—	(33,671)

USD	1,702,387	UAH	48,564,000	Bank of America, N.A.	3/29/21	—	(457)

TRY	21,000,000	USD	2,766,821	Citibank, N.A.	4/6/21	28,159	—

TRY	43,020,000	USD	5,589,378	Standard Chartered Bank	4/6/21	136,338	—

TRY	9,821,000	USD	1,282,785	Standard Chartered Bank	4/6/21	24,334	—

TRY	10,000,000	USD	1,291,327	JPMorgan Chase Bank, N.A.	4/7/21	39,046	—

TRY	80,210,000	USD	10,547,786	Standard Chartered Bank	4/7/21	123,138	—

TRY	19,902,000	USD	2,618,167	Standard Chartered Bank	4/7/21	29,541	—

TRY	29,794,000	USD	3,937,500	Standard Chartered Bank	4/7/21	26,214	—

TRY	17,000,000	USD	2,250,481	Standard Chartered Bank	4/7/21	11,153	—

USD	1,789,467	THB	54,040,102	Standard Chartered Bank	4/16/21	—	(15,716)

USD	2,251,823	UAH	64,222,000	BNP Paribas	4/19/21	10,740	—

MXN	30,000,000	USD	1,507,634	JPMorgan Chase Bank, N.A.	4/26/21	—	(57,046)

UYU	17,571,408	USD	401,807	HSBC Bank USA, N.A.	6/14/21	4,516	—

UYU	8,727,314	USD	199,554	HSBC Bank USA, N.A.	6/14/21	2,257	—

UYU	8,693,521	USD	198,782	HSBC Bank USA, N.A.	6/14/21	2,248	—

UYU	8,683,615	USD	198,983	HSBC Bank USA, N.A.	6/14/21	1,818	—

UYU	106,547,000	USD	2,256,874	HSBC Bank USA, N.A.	6/17/21	205,462	—

UYU	17,000,000	USD	370,072	HSBC Bank USA, N.A.	6/17/21	22,803	—

KES	99,960,000	USD	844,471	Standard Chartered Bank	10/12/21	16,887	—

KES	66,640,000	USD	562,981	Standard Chartered Bank	10/12/21	11,258	—

UYU	17,477,690	USD	391,219	HSBC Bank USA, N.A.	10/13/21	3,600	—

GEL	4,521,400	USD	1,305,254	Goldman Sachs International	10/21/21	—	(7,828)

KES	23,000,000	USD	185,484	Citibank, N.A.	12/3/21	9,887	—

UYU	17,821,501	USD	392,942	HSBC Bank USA, N.A.	1/11/22	2,640	—

						$2,349,852	$(1,568,068)

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	(3)	Short	3/15/21	$(298,945)	$1,306

Euro-Bobl	(19)	Short	3/8/21	(3,118,519)	2,219

Euro-Bund	(47)	Short	3/8/21	(10,109,778)	1,059

Euro-Buxl	(183)	Short	3/8/21	(49,146,207)	464,030

U.S. 5-Year Treasury Note	(392)	Short	3/31/21	(49,343,000)	(294)

U.S. 10-Year Treasury Note	(142)	Short	3/22/21	(19,458,437)	92,112

U.S. Long Treasury Bond	(118)	Short	3/22/21	(19,908,813)	521,778

U.S. Ultra-Long Treasury Bond	(183)	Short	3/22/21	(37,463,531)	1,275,090

					$2,357,300

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	28,283	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	$(30,186)	$—	$(30,186)

BRL	129,518	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	48,773	—	48,773

BRL	145,544	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.06% (pays upon termination)	1/3/22	47,804	—	47,804

BRL	157,820	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.84% (pays upon termination)	1/3/22	(4,778)	—	(4,778)

BRL	195,517	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	(134,378)	—	(134,378)

BRL	224,207	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	(250,984)	—	(250,984)

BRL	10,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.07% (pays upon termination)	1/2/23	(4,174)	—	(4,174)

BRL	28,677	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	100,622	—	100,622

BRL	39,152	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.15% (pays upon termination)	1/2/23	(90,811)	—	(90,811)

CNY	145,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.77% (pays quarterly)	9/10/25	15,143	—	15,143

CNY	24,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.74% (pays quarterly)	10/16/25	(3,924)	—	(3,924)

CNY	40,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	12/21/25	6,962	—	6,962

CNY	15,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.69% (pays quarterly)	12/28/25	(9,096)	—	(9,096)

CNY	17,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	1/19/26	(16,544)	—	(16,544)

15	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	36,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.68% (pays quarterly)	1/26/26	$(26,616)	$—	$(26,616)

EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(20,875)	7,080	(13,795)

EUR	1,190	Receives	6-month EURIBOR (pays semi-annually)	(0.25)% (pays annually)	4/17/25	(11,311)	—	(11,311)

EUR	955	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	6/16/25	(7,204)	(1)	(7,205)

EUR	544	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(22,008)	1,808	(20,200)

EUR	397	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	(10,010)	(1)	(10,011)

EUR	400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(8,833)	(1)	(8,834)

EUR	125	Receives	6-month EURIBOR (pays semi-annually)	(0.04)% (pays annually)	10/17/29	(3,153)	—	(3,153)

EUR	665	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(63,141)	—	(63,141)

EUR	57	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(5,483)	8	(5,475)

EUR	164	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(15,896)	—	(15,896)

EUR	281	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(28,590)	—	(28,590)

EUR	1,193	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(112,374)	—	(112,374)

EUR	882	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(77,936)	—	(77,936)

EUR	70	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(5,164)	—	(5,164)

EUR	3,150	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(171,444)	(45)	(171,489)

EUR	498	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(17,768)	(6)	(17,774)

EUR	2,012	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(4,274)	(1)	(4,275)

MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	13,912	—	13,912

MXN	40,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	28,025	—	28,025

MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	12,449	—	12,449

MXN	61,687	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	40,495	—	40,495

MXN	12,863	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	7,428	—	7,428

MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	11,869	—	11,869

16	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	$11,179	$—	$11,179

MXN	132,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.23% (pays monthly)	1/6/23	(946)	—	(946)

MXN	22,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.69% (pays monthly)	8/30/23	9,870	—	9,870

MXN	512,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.64% (pays monthly)	9/22/23	198,464	—	198,464

MXN	100,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	10/13/23	36,578	—	36,578

MXN	90,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.59% (pays monthly)	11/29/23	26,761	—	26,761

MXN	113,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.41% (pays monthly)	12/21/23	5,198	—	5,198

MXN	64,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/3/24	363,370	—	363,370

MXN	63,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.38% (pays monthly)	1/18/24	348,878	(4)	348,874

MXN	68,044	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(236,501)	—	(236,501)

MXN	244,837	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(840,265)	—	(840,265)

MXN	66,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(286,584)	—	(286,584)

MXN	30,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	4/1/24	148,880	522	149,402

MXN	46,163	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.63% (pays monthly)	5/23/24	229,357	—	229,357

MXN	48,837	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.64% (pays monthly)	5/23/24	243,213	—	243,213

MXN	21,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.80% (pays monthly)	9/10/24	81,474	—	81,474

MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.65% (pays monthly)	11/15/24	147,869	1,342	149,211

MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.58% (pays monthly)	1/1/25	147,057	—	147,057

MXN	85,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	10,160	—	10,160

MXN	85,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	8,320	—	8,320

MXN	68,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.56% (pays monthly)	1/20/25	(740)	—	(740)

MXN	161,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.55% (pays monthly)	1/23/25	(4,385)	—	(4,385)

MXN	31,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.88% (pays monthly)	7/16/25	14,376	—	14,376

MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.69% (pays monthly)	12/23/25	(2,531)	—	(2,531)

17	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	31,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	$184,236	$—	$184,236

MXN	29,700	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	3/7/30	(252,170)	—	(252,170)

SGD	2,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	48,667	—	48,667

SGD	4,010	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	80,344	—	80,344

SGD	11,740	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	240,360	—	240,360

SGD	1,360	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.69% (pays semi-annually)	6/11/25	9,006	—	9,006

SGD	2,400	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	7/23/25	229	—	229

SGD	1,530	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.58% (pays semi-annually)	9/3/25	3,986	—	3,986

SGD	6,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.49% (pays semi-annually)	10/19/25	(7,342)	—	(7,342)

SGD	1,990	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.50% (pays semi-annually)	12/3/25	(4,429)	—	(4,429)

SGD	4,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.48% (pays semi-annually)	12/21/25	(11,380)	—	(11,380)

SGD	2,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.47% (pays semi-annually)	12/29/25	(7,093)	—	(7,093)

SGD	1,800	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.51% (pays semi-annually)	1/19/26	(4,094)	—	(4,094)

SGD	3,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.54% (pays semi-annually)	1/27/26	(4,742)	—	(4,742)

USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	8/22/22	(13,763)	—	(13,763)

USD	480	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	9/19/22	(14,165)	—	(14,165)

USD	385	Receives	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/9/22	(9,714)	—	(9,714)

USD	715	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/10/22	(17,645)	—	(17,645)

USD	440	Receives	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	10/20/22	(16,871)	(42)	(16,913)

USD	420	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	2/6/23	(26,397)	—	(26,397)

USD	645	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/12/23	(39,810)	—	(39,810)

USD	1,340	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	6/11/23	(3,656)	—	(3,656)

USD	1,064	Receives	3-month USD-LIBOR (pays quarterly)	0.26% (pays semi-annually)	6/25/23	(1,274)	—	(1,274)

USD	3,366	Receives	3-month USD-LIBOR (pays quarterly)	0.26% (pays semi-annually)	6/26/23	(3,584)	—	(3,584)

18	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	1,060	Receives	3-month USD-LIBOR (pays quarterly)	0.24% (pays semi-annually)	7/8/23	$(574)	$—	$(574)

USD	1,940	Receives	3-month USD-LIBOR (pays quarterly)	0.24% (pays semi-annually)	7/8/23	(1,221)	—	(1,221)

USD	430	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/27/23	(37,531)	—	(37,531)

USD	615	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	11/23/23	(51,015)	—	(51,015)

USD	390	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	12/24/23	(28,890)	—	(28,890)

USD	1,340	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(99,047)	—	(99,047)

USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	6/28/24	(37,677)	—	(37,677)

USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	7/1/24	(15,279)	—	(15,279)

USD	295	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(15,774)	—	(15,774)

USD	337	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(17,395)	—	(17,395)

USD	130	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	8/13/24	(6,204)	—	(6,204)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	8/14/24	(15,917)	—	(15,917)

USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(3,752)	—	(3,752)

USD	140	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	9/17/24	(7,407)	—	(7,407)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	9/18/24	(10,805)	—	(10,805)

USD	1,600	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/11/24	(68,200)	—	(68,200)

USD	168	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	10/17/24	(8,415)	—	(8,415)

USD	182	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	10/18/24	(9,070)	—	(9,070)

USD	500	Receives	3-month USD-LIBOR (pays semi-annually)	1.64% (pays quarterly)	10/30/24	(24,272)	—	(24,272)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	12/4/24	(36,020)	—	(36,020)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	12/20/24	(10,590)	—	(10,590)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	1/10/25	(17,562)	—	(17,562)

USD	2,440	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(119,012)	—	(119,012)

USD	195	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(8,419)	—	(8,419)

19	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	$(30,920)	$—	$(30,920)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(4,135)	—	(4,135)

USD	1,389	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	4,943	—	4,943

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.35% (pays semi-annually)	5/15/25	1,885	—	1,885

USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	0.36% (pays semi-annually)	6/15/25	5,362	—	5,362

USD	1,444	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	2,878	—	2,878

USD	1,020	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	5,827	—	5,827

USD	300	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	7/15/25	1,586	—	1,586

USD	1,247	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(81,316)	—	(81,316)

USD	310	Receives	3-month USD-LIBOR (pays quarterly)	0.57% (pays semi-annually)	4/17/27	2,054	—	2,054

USD	770	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/8/29	30,866	19,026	49,892

USD	2,025	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	11/14/29	(146,935)	—	(146,935)

USD	1,050	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	2/14/30	(56,622)	—	(56,622)

USD	1,263	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	50,989	—	50,989

USD	390	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	11,565	—	11,565

USD	99	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	735	—	735

USD	42	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(1,314)	—	(1,314)

USD	1,190	Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	(94,036)	—	(94,036)

USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	1/9/50	(21,937)	—	(21,937)

USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	2/14/50	(11,170)	—	(11,170)

USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.25% (pays semi-annually)	3/5/50	42,173	—	42,173

USD	1,930	Receives	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/30/50	351,092	—	351,092

USD	2,670	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	4/29/50	496,046	—	496,046

USD	240	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	5/21/50	38,146	—	38,146

20	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	$32,829	$—	$32,829

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	15,328	—	15,328

Total						$(39,851)	$29,685	$(10,166)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	3/19/24	$9,157

Bank of America, N.A.	RUB	157,250	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.64% (pays annually)	12/18/25	(28,125)

Bank of America, N.A.	RUB	229,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.96% (pays annually)	1/25/26	(3,066)

Bank of America, N.A.	RUB	594,600	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.99% (pays annually)	1/28/26	1,412

Goldman Sachs International	RUB	258,600	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	252,270

Goldman Sachs International	RUB	907,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	193,269

Goldman Sachs International	RUB	816,366	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	90,213

Goldman Sachs International	RUB	400,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.13% (pays annually)	7/22/25	(24,225)

Goldman Sachs International	RUB	320,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.53% (pays annually)	10/16/25	(11,770)

Goldman Sachs International	RUB	300,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.46% (pays annually)	11/13/25	(75,450)

Goldman Sachs International	RUB	265,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.54% (pays annually)	12/2/25	(61,895)

Goldman Sachs International	RUB	215,700	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.86% (pays annually)	1/19/26	(14,972)

JPMorgan Chase Bank, N.A.	RUB	305,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.87% (pays annually)	12/24/25	(15,117)

Total							$311,701

21	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Turkey	$10,921	1.00% (pays quarterly)(1)	6/20/21	1.35%	$(1,984)	$182,630	$180,646

Turkey	470	1.00% (pays quarterly)(1)	12/20/21	1.89	(3,191)	16,319	13,128

Total	$11,391				$(5,175)	$198,949	$193,774

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	6/20/22	4.66%	$(28,875)	$14,892	$(13,983)

Total		$600				$(28,875)	$14,892	$(13,983)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $11,991,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

JIBAR	–	Johannesburg Interbank Average Rate

LIBOR	–	London Interbank Offered Rate

22	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GEL	–	Georgian Lari

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

KES	–	Kenyan Shilling

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

PEN	–	Peruvian Sol

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

23	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2021

Unaffiliated investments, at value (identified cost, $571,080,601)	$591,966,925

Affiliated investment, at value (identified cost, $103,235,282)	103,235,282

Deposits for derivatives collateral —

Financial futures contracts	4,088,818

Centrally cleared derivatives	21,733,311

OTC derivatives	2,732,000

Foreign currency, at value (identified cost, $9,592,579)	9,647,907

Interest receivable	10,148,193

Dividends receivable from affiliated investment	4,168

Receivable for investments sold	604,755

Receivable for Fund shares sold	31,164,127

Receivable for variation margin on open financial futures contracts	835,523

Receivable for open forward foreign currency exchange contracts	2,349,852

Receivable for open swap contracts	546,321

Receivable for closed swap contracts	128,164

Total assets	$779,185,346

Liabilities

Cash collateral due to brokers	$780,000

Payable for investments purchased	26,320,432

Payable for Fund shares redeemed	6,258,579

Payable for variation margin on open centrally cleared derivatives	135,513

Payable for open forward foreign currency exchange contracts	1,568,068

Payable for open swap contracts	248,603

Upfront receipts on open non-centrally cleared swap contracts	14,892

Due to custodian	3,033,771

Payable to affiliate:

Investment adviser and administration fee	341,194

Distribution and service fees	6,486

Other	16,626

Accrued foreign capital gains taxes	257,716

Accrued expenses	470,156

Total liabilities	$39,452,036

Net Assets	$739,733,310

Sources of Net Assets

Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 80,875,577 shares issued and outstanding	$80,876

Additional paid-in capital	729,187,955

Distributable earnings	10,464,479

Total	$739,733,310

Class A Shares

Net Assets	$33,262,186

Shares Outstanding	3,644,728

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares outstanding)	$9.13

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.59

Class I Shares

Net Assets	$544,142,023

Shares Outstanding	59,438,636

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares outstanding)	$9.15

Class R6 Shares

Net Assets	$162,329,101

Shares Outstanding	17,792,213

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares outstanding)	$9.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.

24	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2021

Interest (net of foreign taxes, $266,000)	$16,358,736

Dividends from affiliated investment	27,651

Total investment income	$16,386,387

Expenses

Investment adviser and administration fee	$1,514,746

Distribution and service fees

Class A	30,990

Directors’ fees and expenses	14,960

Custodian fee	247,430

Transfer and dividend disbursing agent fees	106,696

Legal and accounting services	37,416

Printing and postage	48,610

Registration fees	68,071

Miscellaneous	22,601

Total expenses	$2,091,520

Net investment income	$14,294,867

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$5,584,918

Investment transactions — affiliated investment	1,642

Financial futures contracts	599,386

Swap contracts	(870,914)

Foreign currency transactions	35,534

Forward foreign currency exchange contracts	(4,543,007)

Net realized gain	$807,559

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $240,140)	$15,233,665

Financial futures contracts	2,826,023

Swap contracts	2,889,742

Foreign currency	113,537

Forward foreign currency exchange contracts	5,126,822

Net change in unrealized appreciation (depreciation)	$26,189,789

Net realized and unrealized gain	$26,997,348

Net increase in net assets from operations	$41,292,215

25	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

From operations —

Net investment income	$14,294,867	$17,944,897

Net realized gain (loss)	807,559	(8,175,842)

Net change in unrealized appreciation (depreciation)	26,189,789	(4,780,166)

Net increase in net assets from operations	$41,292,215	$4,988,889

Distributions to shareholders —

Class A	$(931,444)	$(995,413)

Class I	(12,473,110)	(12,913,935)

Class R6	(5,140,035)	(6,114,323)

Total distributions to shareholders	$(18,544,589)	$(20,023,671)

Tax return of capital to shareholders —

Class A	$—	$(185,822)

Class I	—	(2,506,275)

Class R6	—	(1,015,530)

Total tax return of capital to shareholders	$—	$(3,707,627)

Transactions in common shares —

Proceeds from sale of shares

Class A	$15,305,883	$17,853,561

Class I	345,752,700	248,818,604

Class R6	33,815,627	55,763,328

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	928,242	1,172,935

Class I	12,432,386	15,409,111

Class R6	5,140,035	7,129,853

Cost of shares redeemed

Class A	(2,972,951)	(8,779,009)

Class I	(46,110,767)	(127,850,859)

Class R6	(2,530,636)	(22,264,248)

Net increase in net assets from Fund share transactions	$361,760,519	$187,253,276

Net increase in net assets	$384,508,145	$168,510,867

Net Assets

At beginning of period	$355,225,165	$186,714,298

At end of period	$739,733,310	$355,225,165

26	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Financial Highlights

	Class A

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,								Period Ended July 31, 2016(1)
			2020		2019		2018		2017

Net asset value — Beginning of period	$8.660		$9.030		$9.010		$9.460		$9.400		$8.730

Income (Loss) From Operations

Net investment income(2)	$0.264		$0.563		$0.611		$0.675		$0.608		$0.544

Net realized and unrealized gain (loss)	0.531		(0.198)		0.053		(0.399)		0.214		0.244

Total income from operations	$0.795		$0.365		$0.664		$0.276		$0.822		$0.788

Less Distributions

From net investment income	$(0.325)		$(0.635)		$(0.356)		$(0.646)		$(0.762)		$(0.118)

Tax return of capital	—		(0.100)		(0.288)		(0.080)		—		—

Total distributions	$(0.325)		$(0.735)		$(0.644)		$(0.726)		$(0.762)		$(0.118)

Net asset value — End of period	$9.130		$8.660		$9.030		$9.010		$9.460		$9.400

Total Return(3)	9.35	%(4)	4.19	%(5)	8.03	%(5)	2.82	%(5)	9.18	%(5)	9.16	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,262		$18,761		$9,724		$4,840		$330		$45

Ratios (as a percentage of average daily net assets):

Expenses	1.14	%(6)	1.15	%(5)	1.15	%(5)	1.15	%(5)	1.16	%(5)(7)	1.15	%(5)(6)

Net investment income	5.86	%(6)	6.42%		7.01%		7.19%		6.46%		6.74	%(6)

Portfolio Turnover	41	%(4)	110%		85%		80%		70%		85	%(8)

(1)	For the period from commencement of operations on September 3, 2015 to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.18%, 0.29%, 0.34% and 1.15% of average daily net assets for the years ended July 31, 2020, 2019, 2018 and 2017 and the period from commencement of operations on September 3, 2015 to July 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	Includes interest expense of 0.01% for the year ended July 31, 2017.

(8)	For the year ended July 31, 2016.

27	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Financial Highlights — continued

	Class I

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,								Period Ended July 31, 2016(1)
			2020		2019		2018		2017

Net asset value — Beginning of period	$8.690		$9.060		$9.030		$9.490		$9.420		$8.730

Income (Loss) From Operations

Net investment income(2)	$0.275		$0.578		$0.648		$0.705		$0.649		$0.560

Net realized and unrealized gain (loss)	0.523		(0.188)		0.051		(0.413)		0.204		0.270

Total income from operations	$0.798		$0.390		$0.699		$0.292		$0.853		$0.830

Less Distributions

From net investment income	$(0.338)		$(0.656)		$(0.370)		$(0.669)		$(0.783)		$(0.140)

Tax return of capital	—		(0.104)		(0.299)		(0.083)		—		—

Total distributions	$(0.338)		$(0.760)		$(0.669)		$(0.752)		$(0.783)		$(0.140)

Net asset value — End of period	$9.150		$8.690		$9.060		$9.030		$9.490		$9.420

Total Return(3)	9.35	%(4)	4.47	%(5)	8.42	%(5)	2.98	%(5)	9.51	%(5)	9.67	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$544,142		$217,227		$96,765		$38,756		$1,060		$34

Ratios (as a percentage of average daily net assets):

Expenses	0.89	%(6)	0.90	%(5)	0.90	%(5)	0.90	%(5)	0.91	%(5)(7)	0.90	%(5)(6)

Net investment income	6.07	%(6)	6.60%		7.38%		7.48%		6.90%		6.84	%(6)

Portfolio Turnover	41	%(4)	110%		85%		80%		70%		85	%(8)

(1)	For the period from commencement of operations on September 3, 2015 to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.18%, 0.29%, 0.34% and 1.15% of average daily net assets for the years ended July 31, 2020, 2019, 2018 and 2017 and the period from commencement of operations on September 3, 2015 to July 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	Includes interest expense of 0.01% for the year ended July 31, 2017.

(8)	For the year ended July 31, 2016.

28	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Financial Highlights — continued

	Class R6

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$8.660		$9.030		$9.000		$9.460		$9.390		$9.060

Income (Loss) From Operations

Net investment income(1)	$0.278		$0.593		$0.634		$0.725		$0.625		$0.591

Net realized and unrealized gain (loss)	0.521		(0.201)		0.067		(0.431)		0.230		(0.119	)(2)

Total income from operations	$0.799		$0.392		$0.701		$0.294		$0.855		$0.472

Less Distributions

From net investment income	$(0.339)		$(0.658)		$(0.371)		$(0.670)		$(0.785)		$(0.142)

Tax return of capital	—		(0.104)		(0.300)		(0.084)		—		—

Total distributions	$(0.339)		$(0.762)		$(0.671)		$(0.754)		$(0.785)		$(0.142)

Net asset value — End of period	$9.120		$8.660		$9.030		$9.000		$9.460		$9.390

Total Return(3)	9.39	%(4)	4.63	%(5)	8.36	%(5)	3.02	%(5)	9.57	%(5)	5.37	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$162,329		$119,237		$80,225		$74,277		$70,985		$64,407

Ratios (as a percentage of average daily net assets):

Expenses	0.84	%(6)	0.85	%(5)	0.85	%(5)	0.85	%(5)	0.86	%(5)(7)	0.85	%(5)(8)

Net investment income	6.18	%(6)	6.76%		7.27%		7.64%		6.65%		6.68%

Portfolio Turnover	41	%(4)	110%		85%		80%		70%		85%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.18%, 0.29%, 0.34% and 0.49% of average daily net assets for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	Includes interest expense of 0.01% for the year ended July 31, 2017.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

29	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. Effective September 3, 2015, the Fund designated its existing shares as Class R6 and established two new classes of shares named Class A and Class I. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

30

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship

31

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

N  Swaptions — A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

O  Interim Financial Statements — The interim financial statements relating to January 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $9,474,263 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount

32

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2020, $8,628,528 are short-term and $845,735 are long-term.

Additionally, at July 31, 2020, the Fund had a late year ordinary loss of $4,933,231, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$675,129,514

Gross unrealized appreciation	$31,565,571

Gross unrealized depreciation	(6,815,897)

Net unrealized appreciation	$24,749,674

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM, a wholly-owned subsidiary of Eaton Vance Corp., as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2021, the investment adviser and administration fee amounted to $1,514,746 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15%, 0.90% and 0.85% of the Fund’s average daily net assets for Class A, Class I and Class R6, respectively. This agreement may be changed or terminated after November 30, 2021. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended January 31, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2021, EVM earned $1,139 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,645 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2021. EVD also received distribution and service fees from Class A shares (see Note 4).

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the six months ended January 31, 2021, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2021 amounted to $30,990 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2021, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

33

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $347,220,556 and $148,018,883 respectively, for the six months ended January 31, 2021.

7  Common Shares

The Corporation’s Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

Sales	1,706,335	1,993,071

Issued to shareholders electing to receive payments of distributions in Fund shares	104,237	134,781

Redemptions	(332,106)	(1,038,588)

Net increase	1,478,466	1,089,264

Class I	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

Sales	38,179,064	27,985,799

Issued to shareholders electing to receive payments of distributions in Fund shares	1,388,370	1,771,550

Redemptions	(5,133,946)	(15,435,425)

Net increase	34,433,488	14,321,924

Class R6	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

Sales	3,727,461	6,608,206

Issued to shareholders electing to receive payments of distributions in Fund shares	577,670	818,926

Redemptions	(285,482)	(2,541,934)

Net increase	4,019,649	4,885,198

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swaptions, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2021 is included in the Portfolio of Investments. At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

34

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, to change the effective duration of its portfolio and/or as a substitute for the purchase or sale of securities or currencies.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $1,831,563. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $2,401,997 at January 31, 2021.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at January 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at January 31, 2021.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2021 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$240,891	$240,891

Distributable earnings*	—	2,293,281	6,383,212	8,676,493

Receivable for open forward foreign currency exchange contracts	—	2,349,852	—	2,349,852

Receivable for open swap contracts	—	—	546,321	546,321

Total Asset Derivatives	$—	$4,643,133	$7,170,424	$11,813,557

Derivatives not subject to master netting or similar agreements	$—	$2,293,281	$6,383,212	$8,676,493

Total Asset Derivatives subject to master netting or similar agreements	$—	$2,349,852	$787,212	$3,137,064

35

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

	Credit	Foreign Exchange	Interest Rate	Total

Distributable earnings*	$(5,175)	$(1,236,710)	$(4,065,763)	$(5,307,648)

Payable for open forward foreign currency exchange contracts	—	(1,568,068)	—	(1,568,068)

Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(28,875)	—	(234,620)	(263,495)

Total Liability Derivatives	$(34,050)	$(2,804,778)	$(4,300,383)	$(7,139,211)

Derivatives not subject to master netting or similar agreements	$(5,175)	$(1,236,710)	$(4,065,763)	$(5,307,648)

Total Liability Derivatives subject to master netting or similar agreements	$(28,875)	$(1,568,068)	$(234,620)	$(1,831,563)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$154,568	$(154,568)	$—	$—	$—	$—

Barclays Bank PLC	4,312	(1,021)	—	—	3,291	—

BNP Paribas	10,740	(10,740)	—	—	—	—

Citibank, N.A.	72,502	—	—	(72,502)	—	100,000

Credit Agricole Corporate and Investment Bank	605	(605)	—	—	—	—

Goldman Sachs International	650,469	(197,878)	—	(452,591)	—	560,000

HSBC Bank USA, N.A.	320,274	—	(320,274)	—	—	—

JPMorgan Chase Bank, N.A.	179,996	(83,700)	—	(96,296)	—	120,000

Morgan Stanley & Co. International PLC	5,759	(5,759)	—	—	—	—

Standard Chartered Bank	1,704,439	(943,163)	—	—	761,276	—

UBS AG	33,400	(33,400)	—	—	—	—

	$3,137,064	$(1,430,834)	$(320,274)	$(621,389)	$764,567	$780,000

36

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(174,921)	$154,568	$—	$—	$(20,353)	$—

Barclays Bank PLC	(1,021)	1,021	—	—	—	—

BNP Paribas	(146,963)	10,740	68,999	—	(67,224)	—

Credit Agricole Corporate and Investment Bank	(3,493)	605	—	—	(2,888)	—

Deutsche Bank AG	(28,875)	—	28,875	—	—	—

Goldman Sachs International	(197,878)	197,878	—	—	—	—

JPMorgan Chase Bank, N.A.	(83,700)	83,700	—	—	—	—

Morgan Stanley & Co. International PLC	(22,278)	5,759	—	—	(16,519)	—

Standard Chartered Bank	(943,163)	943,163	—	—	—	1,812,000

State Street Bank and Trust Company	(2,658)	—	—	—	(2,658)	—

UBS AG	(226,613)	33,400	—	140,000	(53,213)	140,000

	$(1,831,563)	$1,430,834	$97,874	$140,000	$(162,855)	$1,952,000

Total — Deposits for derivatives collateral — OTC derivatives						$2,732,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2021 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$599,386	$599,386

Swap contracts	376,205	—	(1,247,119)	(870,914)

Forward foreign currency exchange contracts	—	(4,543,007)	—	(4,543,007)

Total	$376,205	$(4,543,007)	$(647,733)	$(4,814,535)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$(20,903)	$(20,903)

Financial futures contracts	—	—	2,826,023	2,826,023

Swap contracts	117,103	—	2,772,639	2,889,742

Forward foreign currency exchange contracts	—	5,126,822	—	5,126,822

Total	$117,103	$5,126,822	$5,577,759	$10,821,684

37

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts	Purchased Interest Rate Swaptions

$92,038,000	$454,814,000	$416,060,000	$1,891,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2021.

10  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At January 31, 2021, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $3,033,771. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at January 31, 2021. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at January 31, 2021. The Fund’s average overdraft advances during the six months ended January 31, 2021 were not significant.

11  Investments in Affiliated Funds

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $103,235,282, which represents 14.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$14,484,473	$261,569,610	$(172,820,443)	$1,642	$—	$103,235,282	$27,651	103,235,282

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

38

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Convertible Bonds	$—	$14,142,652	$—	$14,142,652

Foreign Corporate Bonds	—	132,658,870	868,734	133,527,604

Foreign Government Bonds	—	346,684,289	—	346,684,289

Loan Participation Notes	—	—	17,130,443	17,130,443

Sovereign Loans	—	10,646,083	—	10,646,083

Short-Term Investments —

Foreign Government Securities	—	69,144,965	—	69,144,965

U.S. Treasury Obligations	—	449,998	—	449,998

Other	—	103,235,282	—	103,235,282

Purchased Interest Rate Swaptions	—	240,891	—	240,891

Total Investments	$—	$677,203,030	$17,999,177	$695,202,207

Forward Foreign Currency Exchange Contracts	$—	$4,643,133	$—	$4,643,133

Futures Contracts	2,357,594	—	—	2,357,594

Swap Contracts	—	4,571,939	—	4,571,939

Total	$2,357,594	$686,418,102	$17,999,177	$706,774,873

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,804,778)	$—	$(2,804,778)

Futures Contracts	(294)	—	—	(294)

Swap Contracts	—	(4,334,139)	—	(4,334,139)

Total	$(294)	$(7,138,917)	$—	$(7,139,211)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Total

Balance as of July 31, 2020	$830,536	$7,995,648	$8,826,184

Realized gains (losses)	—	—	—

Change in net unrealized appreciation (depreciation)	38,198	(394,892)	(356,694)

Cost of purchases	—	9,529,687	9,529,687

Proceeds from sales, including return of capital	—	—	—

Accrued discount (premium)	—	—	—

Transfers to Level 3	—	—	—

Transfers from Level 3	—	—	—

Balance as of January 31, 2021	$868,734	$17,130,443	$17,999,177

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2021	$38,198	$(394,892)	$(356,694)

39

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2021:

Type of Investment	Fair Value as of January 31, 2021	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*

Foreign Corporate Bonds	$868,734	Matrix Pricing	Credit spread to U.S. Treasury	31.31%	Decrease

Loan Participation Notes	17,130,443	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.06%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

13 Risks and Uncertainties

Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

14 Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may have been deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Fund’s Board approved a new investment advisory and administrative agreement. The new investment advisory and administrative agreement was approved by Fund shareholders at a joint special meeting of shareholders held on February 18, 2021, and became effective upon the consummation of the transaction on March 1, 2021.

40

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Board of Directors’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Emerging Markets Debt Opportunities Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Emerging Markets Debt Opportunities Fund	Eaton Vance Management	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”1 and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

[1]

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

41

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Board of Directors’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

42

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Board of Directors’ Contract Approval — continued

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by

43

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Board of Directors’ Contract Approval — continued

the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

44

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Board of Directors’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

45

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Board of Directors’ Contract Approval — continued

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

46

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2021

Officers and Directors

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Directors

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Director

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 22, 2021